Loans	12 Months Ended
Dec. 31, 2018
Loans and Leases Receivable Disclosure [Abstract]
Loans
Loans
The composition of the loan portfolio, by class of loan, as of December 31, 2018 and December 31, 2017 was as follows:

	12/31/2018			12/31/2017
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$1,072,786	$4,603	$1,077,389	$1,053,453	$4,413	$1,057,866
Commercial real estate *	1,283,045	4,750	1,287,795	1,167,607	4,283	1,171,890
Construction real estate:
Commercial	175,300	801	176,101	125,389	401	125,790
Mortgage	70,541	151	70,692	52,203	133	52,336
Installment	2,433	7	2,440	3,878	13	3,891
Residential real estate:
Commercial	429,730	1,150	430,880	393,094	1,029	394,123
Mortgage	1,134,278	1,227	1,135,505	1,110,426	1,516	1,111,942
HELOC	215,283	1,159	216,442	203,178	974	204,152
Installment	14,327	36	14,363	18,526	53	18,579
Consumer	1,292,136	3,756	1,295,892	1,241,736	3,808	1,245,544
Leases	2,273	26	2,299	2,993	36	3,029
Total loans	$5,692,132	$17,666	$5,709,798	$5,372,483	$16,659	$5,389,142
* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $12.5 million at December 31, 2018 and of $12.2 million at December 31, 2017, which represented a net deferred income position in both years. At December 31, 2018, loans included a purchase accounting adjustment of $4.4 million, which represented a net deferred income position. This fair market value adjustment is expected to be recognized into interest income on a level yield basis over the remaining expected life of the loans.

Overdrawn deposit accounts of $2.3 million and $1.9 million had been reclassified to loans at December 31, 2018 and 2017, respectively, and are included in the commercial, financial and agricultural loan class above.

Credit Quality
The following table presents the recorded investment in nonaccrual loans, accruing TDRs, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2018 and December 31, 2017:

	12/31/2018
(In thousands)	Nonaccrual Loans	Accruing TDRs	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$14,998	$196	$10	$15,204
Commercial real estate	25,566	2,860	—	28,426
Construction real estate:
Commercial	1,866	—	—	1,866
Mortgage	—	15	20	35
Installment	19	9	—	28
Residential real estate:
Commercial	2,610	122	—	2,732
Mortgage	16,892	9,100	1,124	27,116
HELOC	2,158	1,028	9	3,195
Installment	468	1,049	24	1,541
Consumer	3,377	843	1,115	5,335
Total loans	$67,954	$15,222	$2,302	$85,478

	12/31/2017
(In thousands)	Nonaccrual Loans	Accruing TDRs	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$16,773	$1,291	$—	$18,064
Commercial real estate	12,979	5,163	—	18,142
Construction real estate:
Commercial	986	338	—	1,324
Mortgage	8	92	—	100
Installment	52	—	—	52
Residential real estate:
Commercial	18,835	224	—	19,059
Mortgage	16,841	10,766	568	28,175
HELOC	1,593	1,025	14	2,632
Installment	586	616	7	1,209
Consumer	3,403	662	1,256	5,321
Total loans	$72,056	$20,177	$1,845	$94,078

The following table provides additional information regarding those nonaccrual and accruing TDR loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2018 and December 31, 2017.

	12/31/2018			12/31/2017
(In thousands)	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$15,194	$15,120	$74	$18,064	$18,039	$25
Commercial real estate	28,426	28,426	—	18,142	18,142	—
Construction real estate:
Commercial	1,866	1,866	—	1,324	1,324	—
Mortgage	15	—	15	100	—	100
Installment	28	—	28	52	—	52
Residential real estate:
Commercial	2,732	2,732	—	19,059	19,059	—
Mortgage	25,992	—	25,992	27,607	—	27,607
HELOC	3,186	—	3,186	2,618	—	2,618
Installment	1,517	—	1,517	1,202	—	1,202
Consumer	4,220	—	4,220	4,065	—	4,065
Total loans	$83,176	$48,144	$35,032	$92,233	$56,564	$35,669

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or the present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2018 and December 31, 2017.

	12/31/2018			12/31/2017
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$8,999	$3,713	$—	$19,899	$14,704	$—
Commercial real estate	26,663	26,213	—	18,974	18,060	—
Construction real estate:
Commercial	4,679	1,866	—	2,788	1,324	—
Residential real estate:
Commercial	2,691	2,374	—	19,346	19,012	—
With an allowance recorded
Commercial, financial and agricultural	13,736	11,407	2,169	5,394	3,335	681
Commercial real estate	2,255	2,213	86	137	82	2
Construction real estate:
Commercial	—	—	—	—	—	—
Residential real estate:
Commercial	358	358	18	47	47	1
Total	$59,381	$48,144	$2,273	$66,585	$56,564	$684

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. At December 31, 2018 and December 31, 2017, there were $8.8 million and $7.9 million, respectively, of partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $2.4 million and $2.1 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2018 and 2017, of $2.3 million and $0.7 million, respectively. These loans with specific reserves had a recorded investment of $14.0 million and $3.5 million as of December 31, 2018 and 2017, respectively.

Interest income on nonaccrual loans individually evaluated for impairment is recognized on a cash basis only when Park expects to receive the entire recorded investment of the loan. Interest income on accruing TDRs individually evaluated for impairment continues to be recorded on an accrual basis. The following tables present the average recorded investment and interest income recognized subsequent to impairment on loans individually evaluated for impairment as of and for the years ended December 31, 2018, 2017, and 2016:

		Year ended December 31, 2018
(In thousands)	Recorded Investment as of December 31, 2018	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$15,120	$21,000	$695
Commercial real estate	28,426	23,024	1,047
Construction real estate:
Commercial	1,866	1,709	34
Residential real estate:
Commercial	2,732	5,308	114
Consumer	—	—	—
Total	$48,144	$51,041	$1,890

		Year ended December 31, 2017
(In thousands)	Recorded Investment as of December 31, 2017	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$18,039	$23,154	$963
Commercial real estate	18,142	21,692	903
Construction real estate:
Commercial	1,324	1,729	64
Residential real estate:
Commercial	19,059	20,490	778
Consumer	—	5	—
Total	$56,564	$67,070	$2,708

		Year ended December 31, 2016
(In thousands)	Recorded Investment as of December 31, 2016	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$20,624	$26,821	$885
Commercial real estate	24,474	22,828	884
Construction real estate:
Commercial	2,226	5,503	66
Residential real estate:
Commercial	23,102	24,341	2,942
Consumer	—	3	—
Total	$70,426	$79,496	$4,777

The following tables present the aging of the recorded investment in past due loans as of December 31, 2018 and December 31, 2017 by class of loan.

	12/31/2018
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment
Commercial, financial and agricultural	$4,786	$1,375	$6,161	$1,071,228	$1,077,389
Commercial real estate	780	3,584	4,364	1,283,431	1,287,795
Construction real estate:
Commercial	—	1,635	1,635	174,466	176,101
Mortgage	133	20	153	70,539	70,692
Installment	28	19	47	2,393	2,440
Residential real estate:
Commercial	683	1,104	1,787	429,093	430,880
Mortgage	13,210	8,553	21,763	1,113,742	1,135,505
HELOC	620	907	1,527	214,915	216,442
Installment	155	274	429	13,934	14,363
Consumer	9,524	2,131	11,655	1,284,237	1,295,892
Leases	—	—	—	2,299	2,299
Total loans	$29,919	$19,602	$49,521	$5,660,277	$5,709,798

(1) Includes an aggregate of $2.3 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
(2) Includes an aggregate of $50.7 million of nonaccrual loans which are current in regards to contractual principal and interest payments.

	12/31/2017
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment

Commercial, financial and agricultural	$145	$1,043	$1,188	$1,056,678	$1,057,866
Commercial real estate	856	2,360	3,216	1,168,674	1,171,890
Construction real estate:
Commercial	29	—	29	125,761	125,790
Mortgage	256	—	256	52,080	52,336
Installment	54	19	73	3,818	3,891
Residential real estate:
Commercial	16	1,586	1,602	392,521	394,123
Mortgage	11,515	9,232	20,747	1,091,195	1,111,942
HELOC	616	876	1,492	202,660	204,152
Installment	239	253	492	18,087	18,579
Consumer	11,515	2,407	13,922	1,231,622	1,245,544
Leases	—	—	—	3,029	3,029
Total loans	$25,241	$17,776	$43,017	$5,346,125	$5,389,142

(1) Includes an aggregate of $1.8 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
(2) Includes an aggregate of $56.1 million of nonaccrual loans which are current in regards to contractual principal and interest payments.

Credit Quality Indicators
Management utilizes past due information as a credit quality indicator across the loan portfolio. Past due information as of December 31, 2018 and 2017 is included in the tables above. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans on a scale from 1 to 8. Credit grades are continuously monitored by the responsible loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans that are pass-rated (graded a 1 through a 4) are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that require management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of Park’s credit position at some future date. Commercial loans graded a 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or the value of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that Park will sustain some loss if the deficiencies are not corrected. Commercial loans graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Certain 6-rated loans and all 7-rated loans are placed on nonaccrual status and included within the impaired category. A loan is deemed impaired when management determines the borrower's ability to perform in accordance with the contractual loan agreement is in doubt. Any commercial loan graded an 8 (loss) is completely charged off.
The tables below present the recorded investment by loan grade at December 31, 2018 and December 31, 2017 for all commercial loans:

	12/31/2018
(In thousands)	5 Rated	6 Rated	Nonaccrual and Accruing TDRs	Purchased Credit Impaired(1)	Pass-Rated	Recorded Investment
Commercial, financial and agricultural*	$11,509	$444	$15,194	$148	$1,050,094	$1,077,389
Commercial real estate*	2,707	—	28,426	3,059	1,253,603	$1,287,795
Construction real estate:
Commercial	1,560	—	1,866	503	172,172	$176,101
Residential real estate:
Commercial	272	41	2,732	251	427,584	$430,880
Leases	—	—	—	—	2,299	$2,299
Total Commercial Loans	$16,048	$485	$48,218	$3,961	$2,905,752	$2,974,464

* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.
(1) Excludes loans acquired with deteriorated credit quality which are nonaccrual or TDRs due to additional credit deterioration or modification post acquisition. These loans had a recorded investment of $475,000 at December 31, 2018.

	12/31/2017
(In thousands)	5 Rated	6 Rated	Nonaccrual and Accruing TDRs	Purchased Credit Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$17,272	$153	$18,064	$—	$1,022,377	$1,057,866
Commercial real estate*	5,322	457	18,142	—	1,147,969	1,171,890
Construction real estate:
Commercial	278	—	1,324	—	124,188	125,790
Residential real estate:
Commercial	216	1	19,059	—	374,847	394,123
Leases	—	—	—	—	3,029	3,029
Total Commercial Loans	$23,088	$611	$56,589	$—	$2,672,410	$2,752,698

* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

Purchased Credit Impaired ("PCI") Loans
In conjunction with the NewDominion acquisition, Park acquired loans with a book value of $277.9 million as of July 1, 2018. These loans were recorded at the initial fair value of $272.8 million.

Loans acquired with deteriorated credit quality with a book value of $5.1 million were recorded at the initial fair value of $4.9 million. The carrying amount of loans acquired with deteriorated credit quality at December 31, 2018 was $4.4 million, while the outstanding customer balance was $4.6 million. At December 31, 2018, no allowance for loan losses had been recognized related to the acquired impaired loans.

The following table provides changes in accretable discount for loans acquired with deteriorated credit quality:

	For the Year Ended
(in thousands)	December 31, 2018	December 31, 2017
Balance at the beginning of the period	$—	$—
Acquisitions	176	—
Reductions due to change in projected cash flows	—	—
Reclass from non-accretable difference	—	—
Transfers out	16	—
Accretion	16	—
Balance at end of period	$144	$—

TDRs
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession to the borrower as part of a modification or in the loan renewal process. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of the borrower's debt in the foreseeable future without the modification. This evaluation is performed in accordance with the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. A court's discharge of a borrower's debt in a Chapter 7 bankruptcy is considered a concession when the borrower does not reaffirm the discharged debt.

Certain loans which were modified during the years ended December 31, 2018 and December 31, 2017 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

Quarterly, management reviews renewals/modifications of loans previously identified as TDRs to consider if it is appropriate to remove the TDR classification. If the borrower is no longer experiencing financial difficulty and the renewal/modification does not contain a concessionary interest rate or other concessionary terms and the terms of the renewal/modification are considered to be market terms based on the current risk characteristics of the borrower, management considers the potential removal of the TDR classification. If deemed appropriate, the TDR classification is removed as the borrower has complied with the terms of the loan at the date of the renewal/modification and there was a reasonable expectation that the borrower would continue to comply with the terms of the loan subsequent to the date of the renewal/modification. The majority of these TDRs were originally considered restructurings in a prior year as a result of a renewal/modification with an interest rate that was not commensurate with the risk of the underlying loan at the time of the renewal/modification. During the years ended December 31, 2018 and 2017, Park removed the TDR classification on $2.4 million and $0.5 million, respectively, of loans that met the requirements discussed above.

At December 31, 2018 and 2017, there were $24.6 million and $38.5 million, respectively, of TDRs included in the nonaccrual loan totals. At December 31, 2018 and 2017, $19.2 million and $32.4 million, respectively, of these nonaccrual TDRs were performing in accordance with the terms of the restructured note. As of December 31, 2018 and 2017, loans with a recorded investment of $15.2 million and $20.2 million, respectively, were included in accruing TDR loan totals. Management will continue to review the restructured loans and may determine it appropriate to move certain nonaccrual TDRs to accrual status in the future.

At December 31, 2018 and 2017, Park had commitments to lend $0.3 million and $1.3 million, respectively, of additional funds to borrowers whose outstanding loan terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2018 and 2017 was $1.2 million and $0.5 million, respectively. Modifications made in 2017 and 2018 were largely the result of renewals and extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park’s conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were also previously evaluated for impairment under ASC 310.  Additional specific reserves of $0.2 million were recorded during the year ended December 31, 2018, as a result of TDRs identified in the 2018 year. Additional specific reserves of $0.3 million were recorded during the year ended December 31, 2017 as a result of TDRs identified in the 2017 year. Additional specific reserves of $1.0 million were recorded during the year ended December 31, 2016 as a result of TDRs identified in the 2016 year.

The terms of certain other loans were modified during the years ended December 31, 2018 and 2017 that did not meet the definition of a TDR. Substandard commercial loans modified during the years ended December 31, 2018 and 2017 which did not meet the definition of a TDR had a total recorded investment of $368,000 and $106,000, respectively. The renewal/modification of these loans: (1) resulted in a delay in a payment that was considered to be insignificant, or (2) resulted in Park obtaining additional collateral or guarantees that improved the likelihood of the ultimate collection of the loan such that the modification was deemed to be at market terms.  Consumer loans modified during 2018 which did not meet the definition of a TDR had a total recorded investment as of December 31, 2018 of $20.9 million. Consumer loans modified during 2017 which did not meet the definition of a TDR had a total recorded investment as of December 31, 2017 of $8.9 million. Many of these loans were to borrowers who were not experiencing financial difficulties but who were looking to reduce their cost of funds.

The following tables detail the number of contracts modified as TDRs during the years ended December 31, 2018, 2017 and 2016 as well as the recorded investment of these contracts at December 31, 2018, 2017, and 2016. The recorded investment pre- and post-modification is generally the same due to the fact that Park does not typically forgive principal.

	Year ended December 31, 2018
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	21	$28	$829	$857
Commercial real estate	17	414	3,172	3,586
Construction real estate:
Commercial	1	—	—	—
Mortgage	—	—	—	—
Installment	2	10	—	10
Residential real estate:
Commercial	3	54	363	417
Mortgage	25	842	854	1,696
HELOC	21	558	86	644
Installment	19	459	69	528
Consumer	283	204	1,249	1,453
Total loans	392	$2,569	$6,622	$9,191

	Year ended December 31, 2017
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	29	$945	$2,770	$3,715
Commercial real estate	9	1,050	313	1,363
Construction real estate:
Commercial	—	—	—	—
Mortgage	1	—	8	8
Installment	—	—	—	—
Residential real estate:
Commercial	15	144	486	630
Mortgage	33	888	1,359	2,247
HELOC	19	474	102	576
Installment	11	251	43	294
Consumer	309	171	1,121	1,292
Total loans	426	$3,923	$6,202	$10,125

	Year ended December 31, 2016
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	32	$191	$8,450	$8,641
Commercial real estate	14	3,844	2,537	6,381
Construction real estate:
Commercial	2	—	1,143	1,143
Mortgage	—	—	—	—
Installment	1	—	—	—
Residential real estate:
Commercial	11	89	1,033	1,122
Mortgage	34	114	2,292	2,406
HELOC	13	104	178	282
Installment	5	102	3	105
Consumer	293	184	994	1,178
Total loans	405	$4,628	$16,630	$21,258

Of those loans which were modified and determined to be a TDR during the year ended December 31, 2018, $0.5 million were on nonaccrual status as of December 31, 2017. Of those loans which were modified and determined to be a TDR during the year ended December 31, 2017, $1.8 million were on nonaccrual status as of December 31, 2016. Of those loans which were modified and determined to be a TDR during the year ended December 31, 2016, $9.4 million were on nonaccrual status as of December 31, 2015.

The following table presents the recorded investment in financing receivables which were modified as TDRs within the previous 12 months and for which there was a payment default during the year ended December 31, 2018, December 31, 2017, and December 31, 2016. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under the modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	3	$104	—	$—	7	$419
Commercial real estate	—	—	2	82	5	843
Construction real estate:
Commercial	—	—	—	—	—	—
Mortgage	—	—	—	—	—	—
Installment	—	—	—	—	—	—
Residential real estate:
Commercial	—	—	2	117	7	848
Mortgage	8	518	6	467	15	1,201
HELOC	2	32	4	194	—	—
Installment	1	29	—	—	1	3
Consumer	59	636	50	375	62	484
Leases	—	—	—	—	—	—
Total loans	73	$1,319	$64	$1,235	97	$3,798

Of the $1.3 million in modified TDRs which defaulted during the year ended December 31, 2018, $86,000 were accruing loans and $1.2 million were nonaccrual loans. Of the $1.2 million in modified TDRs which defaulted during the year ended December 31, 2017, $180,000 were accruing loans and $1.1 million were nonaccrual loans. Of the $3.8 million in modified TDRs which defaulted during the year ended December 31, 2016, $111,000 were accruing loans and $3.7 million were nonaccrual loans.

Certain of the Corporation’s executive officers, directors and related entities of directors are loan customers of PNB. As of December 31, 2018 and 2017, credit exposure aggregating approximately $35.9 million and $42.1 million, respectively, was outstanding to such parties. Of this total exposure, approximately $25.9 million and $31.1 million was outstanding at December 31, 2018 and 2017, respectively, with the remaining balance representing available credit. During 2018, new loans and advances on existing loans were made to these executive officers, directors and related entities of directors totaling $1.4 million and $4.9 million, respectively. These extensions of credit were offset by principal payments of $11.5 million. During 2017, new loans and advances on existing loans were $1.6 million and $11.4 million, respectively. These extensions of credit were offset by principal payments of $11.4 million.